Provisions - Movement in Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 3,138
Other provisions at end of period	2,316	€ 3,138
Dismantling of assets
Disclosure of other provisions [line items]
Other provisions at beginning of period	909	973
Additions and accretion	178	96
Retirements/amount applied	(97)	(83)
Translation differences and other	(47)	(77)
Other provisions at end of period	943	909
Other provisions
Disclosure of other provisions [line items]
Other provisions at beginning of period	3,138	3,883
Reclassification entry into force IFRIC 23	(856)
Additions and accretion	946	911
Retirements/amount applied	(841)	(1,276)
Transfers	19	(89)
Translation differences and other	(90)	(291)
Other provisions at end of period	€ 2,316	€ 3,138